Shareholders' Equity (Details) - Schedule of issued and outstanding - shares	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of issued and outstanding [Line Items]
Authorized	100,000,000	100,000,000
Issued and Outstanding	55,094,237	51,791,441
Ordinary shares [Member]
Shareholders' Equity (Details) - Schedule of issued and outstanding [Line Items]
Authorized	100,000,000	100,000,000
Issued and Outstanding	55,094,237	51,791,441